Warrant Liability	12 Months Ended
Dec. 31, 2019
Warrant Liability
Warrant Liability

17	Warrant liability

The change in the Company’s warrant liability can be summarized as follows:

	Years ended December 31,
	2019	2018	2017
	$	$	$
Balance – Beginning of the year	3,634	3,897	6,854
Share purchase warrants issued during the year (note 19)	3,457	—	—
Share purchase warrants exercised during the year	(318)	—	(735)
Change in fair value of share purchase warrants	(4,518)	(263)	(2,222)
Balance - End of the year	2,255	3,634	3,897
Less: current portion	(6)	—	—
Non-current portion	2,249	3,634	3,897

A summary of the activity related to the Company’s share purchase warrants is provided below.

	Years ended December 31,
	2019		2018		2017
	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number		Weighted average exercise price ($)
Balance – Beginning of the year	3,391,844	6.23	3,417,840	7.59	3,779,245		9.66
Issued (note 19)	3,325,000	1.65	—	—	—		—
Exercised	(87,700)	1.07	—	—	(331,730	)*	1.07
Expired (note 19)	—	—	(25,996)	185.00	(29,675)		345.00
Balance – End of the year	6,629,144	4.00	3,391,844	6.23	3,417,840		7.59

* portion of the Series A warrants was exercised using the cashless feature. Therefore, the total number of equivalent shares issued was 301,343.

The warrants issued in March 2015 expired unexercised on March 10, 2020.See note 29, for warrants issued after December 31, 2019.

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at December 31, 2019.

	Number of equivalent shares	Market-value per share price ($)	Weighted average exercise price ($)	Risk-free annual interest rate (a)	Expected volatility (b)	Expected life (years) (c)	Expected dividend yield (d)
March 2015 Series A Warrants (e)	28,144	0.91	1.07	1.58%	53.18%	0.19	0.00%
December 2015 Warrants	2,331,000	0.91	7.10	1.58%	78.30%	0.96	0.00%
November 2016 Warrants (f)	945,000	0.91	4.70	1.58%	75.89%	0.33	0.00%
September 2019 Warrants (g)	3,325,000	0.91	1.65	1.67%	117.60%	4.73	0.00%

(a)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(c)	Based upon time to expiry from the reporting period date.
(d)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
(e)	For the March 2015 Series A Warrants, the inputs and assumptions applied to the Black-Scholes option pricing model have been further adjusted to take into consideration the value attributed to certain anti-dilution provisions. Specifically, the weighted average exercise price is subject to adjustment (note 19).
(f)	For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10 call option, which was also calculated using the Black-Scholes pricing model. (note 19).
(g)	For the September 2019 Warrants, the Company, used the Black-Scholes pricing model to fair value the warrants and allocated the gross proceeds. The remaining gross proceeds were allocated to share capital (note 19)